Work in Progress - Digesters (Tables)	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Schedule of Work in Progress - Digesters
		For the six
	For the year	months ended
	ended 31/03/16	31/3/15
	$	$

Work in progress- Digesters	65,882	47,244
Total work in progress - digesters	65,882	47,244